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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment [X ]; Amendment Number:  1
                                               -----
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
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Address:     1829 Reisterstown Road
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             Suite 220
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             Baltimore, Maryland  21208
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Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
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Title:       Vice President
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Phone:       (410) 602-0195
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Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner        Baltimore, Maryland            8/13/99
           ---------------------     -------------------------      ------------
               [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                  ----------------------------------------------

Form 13F Information Table Entry Total:    3
                                       -----------------------------------------

Form 13F Information Table Value Total:    $125,366
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                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                                            FORM 13F INFORMATION TABLE

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

   COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
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                                            VALUE    SHRS OR      SH/   PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT     PRN   CALL  DISCRETION   MANAGERS   SOLE      SHARED     NONE
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

Astra AB            Common      046298105  $ 7,255     350,700    SH            SOLE                 SOLE
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HBO & Company       Common      404100109  $43,411   1,513,237    SH            SOLE                 SOLE
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SunAmerica, Inc.    Common      866930100  $74,700     904,200    SH            SOLE                 SOLE
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